Incentive Stock Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Option Activity Under Stock Plan

The following table presents the Company’s options as of March 31, 2025:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2024	144,125	$9.09	7.35
Issued	15,000	$3.46	10.00
Forfeited	-	$-	-
Exercised	(9,000)	$3.65	8.38
Options as of March 31, 2025	150,125	$8.86	7.32

The following table presents the Company’s options as of December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2022	167,561	$11.68	8.78
Issued	78,750	$3.59	10.00
Forfeited	(30,686)	$9.90	8.78
Exercised	-	$-	-
Options as of December 31, 2023	215,625	$8.97	8.37
Issued	-	$-	-
Forfeited	(71,500)	$6.03	6.56
Exercised	-	$-	-
Options as of December 31, 2024	144,125	$9.09	7.35